FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226
                                   ---------

                       TEMPLETON GLOBAL INVESTMENTS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period:  6/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL INVESTMENT TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Templeton International (Ex EM) Fund ......................................    3

Franklin Templeton Non-U.S. Dynamic Core Equity Fund ......................    7

Notes to Statements of Investments ........................................   12

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1
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

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.7%
   AUSTRALIA 2.9%
   APN News & Media Ltd. .........................                         Media                          88,118       $   344,881
   Australia & New Zealand Banking Group Ltd. ....                   Commercial Banks                     22,012           364,554
   National Australia Bank Ltd. ..................                   Commercial Banks                     32,008           749,700
   Qantas Airways Ltd. ...........................                       Airlines                        240,651           617,533
                                                                                                                       ------------
                                                                                                                         2,076,668
                                                                                                                       ------------
   BERMUDA 2.1%
   ACE Ltd. ......................................                       Insurance                        15,790           708,181
   XL Capital Ltd., A ............................                       Insurance                        10,530           783,643
                                                                                                                       ------------
                                                                                                                         1,491,824
                                                                                                                       ------------
   CANADA 2.4%
   Abitibi-Consolidated Inc. .....................                Paper & Forest Products                 51,920           231,396
   Barrick Gold Corp. ............................                    Metals & Mining                     18,310           457,339
   BCE Inc. ......................................        Diversified Telecommunication Services          30,126           713,129
   Quebecor World Inc. ...........................            Commercial Services & Supplies              15,140           296,596
                                                                                                                       ------------
                                                                                                                         1,698,460
                                                                                                                       ------------
   DENMARK 1.2%
(a)Vestas Wind Systems AS ........................                 Electrical Equipment                   37,200           617,709
(a)Vestas Wind Systems AS, 144A ..................                 Electrical Equipment                   12,400           205,903
                                                                                                                       ------------
                                                                                                                           823,612
                                                                                                                       ------------
   FINLAND 3.1%
   Sampo OYJ, A ..................................                       Insurance                        33,760           525,732
   Stora Enso OYJ, R (EUR/FIM Traded) ............                Paper & Forest Products                 65,880           842,582
   UPM-Kymmene Corp. .............................                Paper & Forest Products                 43,690           837,905
                                                                                                                       ------------
                                                                                                                         2,206,219
                                                                                                                       ------------
   FRANCE 5.1%
   AXA SA ........................................                       Insurance                        32,714           818,196
   Sanofi-Aventis ................................                    Pharmaceuticals                     16,660         1,368,763
   Suez SA .......................................                    Multi-Utilities                     27,460           745,269
   Total SA, B ...................................              Oil, Gas & Consumable Fuels                2,900           681,796
                                                                                                                       ------------
                                                                                                                         3,614,024
                                                                                                                       ------------
   GERMANY 6.7%
   Adidas-Salomon AG .............................            Textiles Apparel & Luxury Goods              3,340           560,944
   BASF AG .......................................                       Chemicals                        13,020           866,477
   Bayer AG, Br. .................................                       Chemicals                        12,020           401,709
   Deutsche Post AG ..............................                Air Freight & Logistics                 42,860         1,000,905
   E.ON AG .......................................                  Electric Utilities                    10,500           936,100
   SAP AG ........................................                       Software                          2,110           368,410
   Siemens AG ....................................               Industrial Conglomerates                  4,730           345,686
   Volkswagen AG .................................                      Automobiles                        5,380           245,744
                                                                                                                       ------------
                                                                                                                         4,725,975
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 3

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 6.3%
   Cheung Kong Holdings Ltd. .....................                      Real Estate                      152,000       $ 1,481,691
   Cheung Kong Infrastructure Holdings Ltd. ......                  Electric Utilities                   128,000           381,322
   Fountain Set Holdings Ltd. ....................            Textiles Apparel & Luxury Goods            860,000           442,680
   Hutchison Whampoa Ltd. ........................               Industrial Conglomerates                111,000         1,003,462
   Swire Pacific Ltd., A .........................                      Real Estate                       79,000           698,926
   Yue Yuen Industrial Holdings Ltd. .............            Textiles Apparel & Luxury Goods            133,000           407,343
                                                                                                                       ------------
                                                                                                                         4,415,424
                                                                                                                       ------------
   ITALY 2.0%
   Eni SpA .......................................              Oil, Gas & Consumable Fuels               54,250         1,398,835
                                                                                                                       ------------
   JAPAN 10.3%
   Hitachi Ltd. ..................................          Electronic Equipment & Instruments           179,000         1,088,470
   Matsushita Electric Industrial Co. Ltd. .......                  Household Durables                    42,000           637,730
   NEC Corp. .....................................                Computers & Peripherals                 67,000           362,685
   Nippon Telegraph & Telephone Corp. ............        Diversified Telecommunication Services             232           994,226
   Nomura Holdings Inc. ..........................                    Capital Markets                     41,000           490,861
   Olympus Corp. .................................           Health Care Equipment & Supplies             16,337           313,946
   Shinsei Bank Ltd. .............................                   Commercial Banks                     20,000           107,903
   Shinsei Bank Ltd., 144A .......................                   Commercial Banks                      8,000            43,161
   Sompo Japan Insurance Inc. ....................                       Insurance                        68,000           687,117
   Sony Corp. ....................................                  Household Durables                    35,440         1,221,407
   Sumitomo Mitsui Financial Group Inc. ..........                   Commercial Banks                         56           378,925
   Takeda Pharmaceutical Co. Ltd. ................                    Pharmaceuticals                     18,700           927,914
                                                                                                                       ------------
                                                                                                                         7,254,345
                                                                                                                       ------------
   NETHERLANDS 4.9%
   Akzo Nobel NV .................................                       Chemicals                        19,240           758,472
   ING Groep NV ..................................            Diversified Financial Services              33,483           946,818
   Koninklijke Philips Electronics NV ............                  Household Durables                    39,710         1,004,222
   VNU NV ........................................                         Media                          25,619           715,143
                                                                                                                       ------------
                                                                                                                         3,424,655
                                                                                                                       ------------
   NORWAY 0.6%
   Norsk Hydro ASA ...............................              Oil, Gas & Consumable Fuels                4,281           393,053
                                                                                                                       ------------
   PORTUGAL 0.5%
   Portugal Telecom SA, SGPS .....................        Diversified Telecommunication Services          36,610           347,296
                                                                                                                       ------------
   SINGAPORE 1.3%
   DBS Group Holdings Ltd. .......................                   Commercial Banks                     64,000           542,727
   Venture Corp. Ltd. ............................          Electronic Equipment & Instruments            41,000           389,017
                                                                                                                       ------------
                                                                                                                           931,744
                                                                                                                       ------------
   SPAIN 6.8%
   Banco Santander Central Hispano SA ............                   Commercial Banks                     57,842           671,190
   Banco Santander Central Hispano SA, 144A ......                   Commercial Banks                        448             5,198
   Endesa SA .....................................                  Electric Utilities                    34,875           819,074
   Iberdrola SA, Br. .............................                  Electric Utilities                    46,430         1,225,849
   Repsol YPF SA .................................              Oil, Gas & Consumable Fuels               40,000         1,024,139
   Telefonica SA .................................        Diversified Telecommunication Services          62,993         1,032,032
                                                                                                                       ------------
                                                                                                                         4,777,482
                                                                                                                       ------------


4 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWEDEN 5.3%
   Atlas Copco AB, A .............................                     Machinery                          34,500       $   547,416
   Electrolux AB, B ..............................                Household Durables                      17,450           371,780
   Foreningssparbanken AB, A .....................                 Commercial Banks                       16,560           363,414
   Nordea Bank AB ................................                 Commercial Banks                       87,870           798,317
   Securitas AB, B ...............................          Commercial Services & Supplies                59,130           987,404
   Volvo AB, B ...................................                     Machinery                          16,862           686,140
                                                                                                                       ------------
                                                                                                                         3,754,471
                                                                                                                       ------------
   SWITZERLAND 4.6%
   Nestle SA .....................................                   Food Products                         3,670           939,117
   Novartis AG ...................................                  Pharmaceuticals                       18,270           870,170
   Swiss Reinsurance Co. .........................                     Insurance                          13,120           806,566
   UBS AG ........................................                  Capital Markets                        8,450           659,229
                                                                                                                       ------------
                                                                                                                         3,275,082
                                                                                                                       ------------
   UNITED KINGDOM 25.6%
   Amvescap PLC ..................................                  Capital Markets                       56,140           334,903
   BAE Systems PLC ...............................                Aerospace & Defense                    237,322         1,220,176
   BHP Billiton PLC ..............................                  Metals & Mining                       75,159           958,657
   Boots Group PLC ...............................             Food & Staples Retailing                   59,720           651,538
   BP PLC ........................................            Oil, Gas & Consumable Fuels                 80,492           837,782
   British Sky Broadcasting Group PLC ............                       Media                           107,777         1,018,476
   Centrica PLC ..................................                   Gas Utilities                        84,190           349,529
   Compass Group PLC .............................           Hotels, Restaurants & Leisure               260,670         1,095,056
   GKN PLC .......................................                  Auto Components                       77,906           360,075
   GlaxoSmithKline PLC ...........................                  Pharmaceuticals                       62,373         1,509,574
   HSBC Holdings PLC .............................                 Commercial Banks                       42,636           685,832
   Lloyds TSB Group PLC ..........................                 Commercial Banks                       86,820           735,670
   Marks & Spencer Group PLC .....................                 Multiline Retail                       82,733           534,302
   Pearson PLC ...................................                       Media                            60,303           710,292
   Rentokil Initial PLC ..........................          Commercial Services & Supplies               252,670           723,098
(a)Rolls-Royce Group PLC .........................                Aerospace & Defense                    110,538           568,819
(a)Rolls-Royce Group PLC, B ......................                Aerospace & Defense                  5,526,900             9,951
   Shell Transport & Trading Co. PLC .............            Oil, Gas & Consumable Fuels                 99,921           971,536
   Shire Pharmaceuticals Group PLC ...............                  Pharmaceuticals                       70,700           775,128
   Smiths Group PLC ..............................             Industrial Conglomerates                   75,660         1,245,616
   Unilever PLC ..................................                   Food Products                        83,422           804,764
   Vodafone Group PLC ............................        Wireless Telecommunication Services            288,192           702,139
   William Morrison Supermarkets PLC .............             Food & Staples Retailing                  175,566           585,000
   WPP Group PLC .................................                       Media                            30,920           318,223
   Yell Group PLC ................................                       Media                            52,380           399,036
                                                                                                                       ------------
                                                                                                                        18,105,172
                                                                                                                       ------------
   TOTAL COMMON STOCKS (COST $53,819,227) ........                                                                      64,714,341
                                                                                                                       ------------
   PREFERRED STOCKS (COST $573,828) 1.0%
   GERMANY 1.0%
   Volkswagen AG, pfd. ...........................                    Automobiles                         20,260           708,469
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 5

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INTERNATIONAL (EX EM) FUND                                                           PRINCIPAL AMOUNT(b)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES 1.4%
   AUSTRALIA 0.4%
   Queensland Treasury Corp., 6.00%, 8/14/13 .....                                                       330,000 AUD   $   263,116
                                                                                                                       ------------
   NEW ZEALAND 0.4%
   Government of New Zealand, 6.50%, 4/15/13 .....                                                       380,000 NZD       277,484
                                                                                                                       ------------
   SWEDEN 0.6%
   Kingdom of Sweden,
     6.50%, 5/05/08 ..............................                                                       820,000 SEK       117,928
     5.50%, 10/08/12 .............................                                                     2,300,000 SEK       347,933
                                                                                                                       ------------
                                                                                                                           465,861
                                                                                                                       ------------
   TOTAL BONDS & NOTES (COST $901,120) ...........                                                                       1,006,461
                                                                                                                       ------------
   SHORT TERM INVESTMENTS (COST $3,499,911) 5.0%
   UNITED STATES 5.0%
(c)U.S. Treasury Bills, 7/07/05 - 9/29/05 ........                                                     3,517,000         3,499,911
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $58,794,086) 99.1% ....                                                                      69,929,182
   OTHER ASSETS, LESS LIABILITIES 0.9% ...........                                                                         669,944
                                                                                                                       ------------
   NET ASSETS 100.0% .............................                                                                     $70,599,126
                                                                                                                       ============

CURRENCY ABBREVIATIONS:

AUD -  Australian Dollar
EUR -  Euro
FIM -  Finnish Markka
NZD -  New Zealand Dollar
SEK -  Swedish Krona

(a)   Non-income producing.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                   INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.0%
   AUSTRALIA 5.1%
   AMP Ltd. ......................................                       Insurance                         2,217       $    10,922
   CSL Ltd. ......................................                     Biotechnology                         500            12,838
   Macquarie Bank Ltd. ...........................                    Capital Markets                        500            22,749
   Qantas Airways Ltd. ...........................                       Airlines                          4,335            11,124
   QBE Insurance Group Ltd. ......................                       Insurance                         2,500            30,515
   Sonic Healthcare Ltd. .........................           Health Care Providers & Services              2,000            19,143
   St. George Bank Ltd. ..........................                   Commercial Banks                      2,000            39,900
                                                                                                                       ------------
                                                                                                                           147,191
                                                                                                                       ------------
   AUSTRIA 10.6%
   Accor SA ......................................             Hotels, Restaurants & Leisure                 114             5,348
   AXA SA ........................................                       Insurance                           533            13,331
   Erste Bank der Oester Sparkassen AG ...........                   Commercial Banks                        700            35,040
   Esprit Holdings ...............................                   Specialty Retail                      7,000            50,670
   Essilor International SA ......................           Health Care Equipment & Supplies                250            17,091
   Michelin SA, B ................................                    Auto Components                        386            23,516
   Sanofi-Aventis ................................                    Pharmaceuticals                        297            24,401
   Suez SA .......................................                    Multi-Utilities                        992            26,923
   Sun Hung Kai Properties Ltd. ..................                      Real Estate                        5,000            49,383
   Swire Pacific Ltd., A .........................                      Real Estate                        3,214            28,435
   Television Broadcasts Ltd. ....................                         Media                           4,000            22,597
   Wharf Holdings Ltd. ...........................                      Real Estate                        3,000            10,540
                                                                                                                       ------------
                                                                                                                           307,275
                                                                                                                       ------------
   BERMUDA 0.3%
   ACE Ltd. ......................................                       Insurance                           220             9,867
                                                                                                                       ------------
   BRAZIL 0.7%
   Companhia Siderurgica Nacional CSN, ADR .......                    Metals & Mining                      1,200            19,380
                                                                                                                       ------------
   CANADA 2.9%
   Alcan Inc. ....................................                    Metals & Mining                        180             5,404
   BCE Inc. ......................................        Diversified Telecommunication Services             820            19,411
(a)Cognos Inc. ...................................                       Software                            600            20,491
   Encana Corp. ..................................              Oil, Gas & Consumable Fuels                1,000            39,450
                                                                                                                       ------------
                                                                                                                            84,756
                                                                                                                       ------------
   CHINA 1.5%
   China Mobile (Hong Kong) Ltd., fgn. ...........          Wireless Telecommunication Services            5,500            20,490
   Huaneng Power International Inc., H ...........     Independent Power Producers & Energy Traders       30,000            22,005
                                                                                                                       ------------
                                                                                                                            42,495
                                                                                                                       ------------
   DENMARK 0.5%
   TDC AS ........................................        Diversified Telecommunication Services             140             6,002
(a)Vestas Wind Systems AS ........................                 Electrical Equipment                      330             5,480
(a)Vestas Wind Systems AS, 144A ..................                 Electrical Equipment                      136             2,258
                                                                                                                       ------------
                                                                                                                            13,740
                                                                                                                       ------------
   FINLAND 0.8%
   Stora Enso OYJ, R (SEK Traded) ................                Paper & Forest Products                  1,910            24,428
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 7

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                   INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 7.8%
   BASF AG .......................................                       Chemicals                           418       $    27,818
   Bayer AG, Br. .................................                       Chemicals                           476            15,908
   Celesio AG ....................................           Health Care Providers & Services                435            34,107
   Deutsche Post AG ..............................                Air Freight & Logistics                  1,558            36,384
   E.ON AG .......................................                  Electric Utilities                       221            19,703
   Puma AG .......................................            Textiles Apparel & Luxury Goods                100            24,769
   SAP AG ........................................                       Software                            200            34,920
   Siemens AG ....................................               Industrial Conglomerates                    200            14,617
   Volkswagen AG .................................                      Automobiles                          402            18,362
                                                                                                                       ------------
                                                                                                                           226,588
                                                                                                                       ------------
   GREECE 0.5%
   National Bank of Greece SA ....................                   Commercial Banks                        400            13,591
                                                                                                                       ------------
   IRISH REPUBLIC 1.3%
   Anglo Irish Bank Corp. PLC ....................                   Commercial Banks                      3,000            37,207
                                                                                                                       ------------
   ISRAEL 2.0%
(a)Check Point Software Technologies Ltd. ........                       Software                          1,090            21,582
   Teva Pharmaceutical Industries Ltd., ADR ......                    Pharmaceuticals                      1,200            37,368
                                                                                                                       ------------
                                                                                                                            58,950
                                                                                                                       ------------
   ITALY 5.3%
   Arnoldo Mondadori Editore SpA .................                         Media                           2,000            19,057
   Eni SpA .......................................              Oil, Gas & Consumable Fuels                  672            17,328
   Luxottica Group SpA, ADR ......................            Textiles Apparel & Luxury Goods              1,000            20,590
   Mediaset SpA ..................................                         Media                           1,700            20,035
   Riunione Adriatica di Sicurta SpA .............                       Insurance                         1,235            24,044
   Saipem SpA ....................................              Energy Equipment & Services                3,800            51,221
                                                                                                                       ------------
                                                                                                                           152,275
                                                                                                                       ------------
   JAPAN 11.4%
   Acom Co. Ltd. .................................                   Consumer Finance                        300            19,244
   Aiful Corp. ...................................                   Consumer Finance                        600            44,767
   Asahi Glass Co. Ltd. ..........................                   Building Products                     4,000            42,079
   East Japan Railway Co. ........................                      Road & Rail                            4            20,570
   Fast Retailing Co. Ltd. .......................                   Specialty Retail                        700            36,377
   Fujitsu Ltd. ..................................                Computers & Peripherals                  1,000             5,251
   KAO Corp. .....................................                  Household Products                     1,000            23,593
   Mabuchi Motor Co. Ltd. ........................          Electronic Equipment & Instruments               200            11,530
   Mitsui Fudosan Co. Ltd. .......................                      Real Estate                        3,000            33,697
   Nintendo Co. Ltd. .............................                       Software                            100            10,466
   Nippon Telegraph & Telephone Corp. ............        Diversified Telecommunication Services               6            25,713
   Seiko Epson Corp. .............................                Computers & Peripherals                    200             6,676
   Sompo Japan Insurance Inc. ....................                       Insurance                         2,000            20,209
   Takeda Pharmaceutical Co. Ltd. ................                    Pharmaceuticals                        200             9,924
   Trend Micro Inc. ..............................                       Software                            600            21,382
                                                                                                                       ------------
                                                                                                                           331,478
                                                                                                                       ------------


8 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                   INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 2.0%
   America Movil SA de CV, L, ADR ................              Wireless Telecommunication Services          600       $    35,766
   Grupo Financiero Banorte SA de CV, O ..........                       Commercial Banks                  3,600            23,782
                                                                                                                       ------------
                                                                                                                            59,548
                                                                                                                       ------------
   NETHERLANDS 4.0%
   Akzo Nobel NV .................................                           Chemicals                       573            22,589
   ING Groep NV ..................................                Diversified Financial Services           1,001            28,306
   Koninklijke Philips Electronics NV ............                      Household Durables                   747            18,891
   SBM Offshore NV ...............................                  Energy Equipment & Services              670            45,966
                                                                                                                       ------------
                                                                                                                           115,752
                                                                                                                       ------------
   NORWAY 1.1%
   Norske Skogindustrier ASA, A ..................                    Paper & Forest Products              1,460            24,073
   Telenor ASA ...................................            Diversified Telecommunication Services         870             6,956
                                                                                                                       ------------
                                                                                                                            31,029
                                                                                                                       ------------
   PORTUGAL 0.7%
   Portugal Telecom SA, SGPS .....................            Diversified Telecommunication Services       2,018            19,143
                                                                                                                       ------------
   RUSSIA 0.7%
   Lukoil Holdings, ADR ..........................                  Oil, Gas & Consumable Fuels              520            19,152
                                                                                                                       ------------
   SINGAPORE 0.6%
   DBS Group Holdings Ltd. .......................                       Commercial Banks                  2,000            16,960
                                                                                                                       ------------
   SOUTH KOREA 1.6%
   Kookmin Bank, ADR .............................                       Commercial Banks                    260            11,851
   KT Corp., ADR .................................            Diversified Telecommunication Services         570            12,255
   Samsung Electronics Co. Ltd., GDR, 144A .......           Semiconductors & Semiconductor Equipment         96            22,992
                                                                                                                       ------------
                                                                                                                            47,098
                                                                                                                       ------------
   SPAIN 2.7%
   Banco Santander Central Hispano SA ............                       Commercial Banks                  1,145            13,286
   Telefonica Moviles SA .........................              Wireless Telecommunication Services        2,000            21,126
   Telefonica SA .................................            Diversified Telecommunication Services       2,626            43,023
                                                                                                                       ------------
                                                                                                                            77,435
                                                                                                                       ------------
   SWEDEN 3.0%
   Atlas Copco AB, A .............................                           Machinery                     2,280            36,177
   Getinge AB, B .................................               Health Care Equipment & Supplies          1,200            16,353
   Nordea Bank AB, FDR ...........................                       Commercial Banks                  1,870            16,868
   Securitas AB, B ...............................                Commercial Services & Supplies             500             8,350
   Volvo AB, B ...................................                           Machinery                       240             9,766
                                                                                                                       ------------
                                                                                                                            87,514
                                                                                                                       ------------
   SWITZERLAND 7.4%
   Credit Suisse Group ...........................                        Capital Markets                    800            31,549
   Lonza Group AG ................................                           Chemicals                       189            10,462
   Roche Holding AG ..............................                        Pharmaceuticals                    250            31,635
   Swiss Reinsurance Co. .........................                           Insurance                       304            18,689
   Syngenta AG ...................................                           Chemicals                       500            51,451


                                         Quarterly Statements of Investments | 9

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                   INDUSTRY                  SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWITZERLAND (CONT.)
   Synthes Inc. ..................................            Health Care Equipment & Supplies               350       $    38,419
   UBS AG ........................................                     Capital Markets                       400            31,206
                                                                                                                       ------------
                                                                                                                           213,411
                                                                                                                       ------------
   TAIWAN 1.6%
   Chunghwa Telecom Co. Ltd., ADR ................         Diversified Telecommunication Services            320             6,858
   Compal Electronics Inc., 144A .................                 Computers & Peripherals                   570             2,833
   Compal Electronics Inc., GDR, Reg S ...........                 Computers & Peripherals                   730             3,628
   Taiwan Semiconductor Manufacturing Co. Ltd.,
     ADR .........................................        Semiconductors & Semiconductor Equipment         3,500            31,920
                                                                                                                       ------------
                                                                                                                            45,239
                                                                                                                       ------------
   UNITED KINGDOM 20.9%
   BAE Systems PLC ...............................                   Aerospace & Defense                   4,349            22,360
   BG Group PLC ..................................               Oil, Gas & Consumable Fuels               5,000            41,114
   BHP Billiton PLC ..............................                     Metals & Mining                       709             9,043
   BP PLC ........................................               Oil, Gas & Consumable Fuels               1,362            14,176
   Cadbury Schweppes PLC .........................                      Food Products                      2,173            20,749
   Compass Group PLC .............................              Hotels, Restaurants & Leisure              2,486            10,443
   Diageo PLC ....................................                        Beverages                        2,000            29,487
   Exel PLC ......................................                 Air Freight & Logistics                   600             9,126
   GlaxoSmithKline PLC ...........................                     Pharmaceuticals                       630            15,247
   HBOS PLC ......................................                    Commercial Banks                     1,200            18,498
   HSBC Holdings PLC .............................                    Commercial Banks                       800            12,869
   Man Group PLC .................................                     Capital Markets                     1,000            25,922
   National Grid Transco PLC .....................                     Multi-Utilities                     2,042            19,809
   Next PLC ......................................                    Multiline Retail                     1,200            32,439
   Pearson PLC ...................................                          Media                            737             8,681
   Reckitt Benckiser PLC .........................                   Household Products                    1,500            44,204
   Rentokil Initial PLC ..........................             Commercial Services & Supplies              2,838             8,122
   Royal Bank of Scotland Group PLC ..............                    Commercial Banks                       280             8,457
   Shell Transport & Trading Co. PLC .............               Oil, Gas & Consumable Fuels               2,411            23,442
   Shire Pharmaceuticals Group PLC ...............                     Pharmaceuticals                     2,206            24,186
   Smith & Nephew PLC ............................            Health Care Equipment & Supplies             4,000            39,483
   Smiths Group PLC ..............................                Industrial Conglomerates                   763            12,562
   Standard Chartered PLC ........................                    Commercial Banks                     1,453            26,550
   Tesco PLC .....................................                Food & Staples Retailing                10,000            57,102
   The Sage Group PLC ............................                        Software                         7,000            28,058
   Vodafone Group PLC ............................           Wireless Telecommunication Services           3,471             8,457
   WPP Group PLC .................................                          Media                          2,500            25,730
   Yell Group PLC ................................                          Media                          1,205             9,180
                                                                                                                       ------------
                                                                                                                           605,496
                                                                                                                       ------------
   TOTAL COMMON STOCKS (COST $2,136,020) 97.0% ...                                                                       2,806,998
                                                                                                                       ------------


10 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                   INDUSTRY                 PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $36,782) 1.2%
(b)U.S. Treasury Bills, 9/08/05 - 9/15/05 ........                      United States                $    37,000       $    36,776
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $2,172,802) 98.2% .....                                                                       2,843,774
   OTHER ASSETS, LESS LIABILITIES 1.8% ...........                                                                          50,872
                                                                                                                       ------------
   NET ASSETS 100.0% .............................                                                                     $ 2,894,646
                                                                                                                       ============

CURRENCY ABBREVIATIONS:

SEK -  Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR -  American Depository Receipt
FDR -  Foreign Depository Receipt
GDR -  Global Depository Receipt

(a)   Non-income producing.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Global Investment Trust is registered under the Investment Company Act of 1940 as an open-end investment company consisting of two diversified series, Templeton International (Ex EM) Fund and Franklin Templeton Non-U.S. Dynamic Core Equity Fund (the Funds).

1. INCOME TAXES

At June 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                      ---------------------------------
                                                                            FRANKLIN
                                                        TEMPLETON          TEMPLETON
                                                      INTERNATIONAL         NON-U.S.
                                                         (EX EM)          DYNAMIC CORE
                                                          FUND            EQUITY FUND
                                                      ---------------------------------
Cost of investments ...............................   $  58,830,314       $  2,174,758
                                                      ---------------------------------
Unrealized appreciation ...........................   $  14,434,295       $    702,066
Unrealized depreciation ...........................      (3,335,427)           (33,050)
                                                      ---------------------------------
Net unrealized appreciation (depreciation) ........   $  11,098,868       $    669,016
                                                      =================================

For information on the Funds policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


12 | Quarterly Statements of Investments




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 19, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 19, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date August 19, 2005